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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05845

Invesco Senior Loan Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/16

Item 1. Schedule of Investments.

Invesco Senior Loan Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2016

invesco.com/us	VK-SLO-QTR-1 05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Variable Rate Senior Loan Interests–92.76% (b)(c)

Aerospace & Defense–2.34%

CAMP International Holding Co., First Lien Term Loan	4.75%	05/31/2019	$1,495	$1,494,813
Consolidated Aerospace Manufacturing, LLC, Term Loan	4.75%	08/11/2022	1,415	1,339,389
IAP Worldwide Services, Revolver Loan(d)	0.00%	07/18/2018	1,501	1,470,752
Second Lien Term Loan (Acquired 07/18/2014-08/18/2014; Cost $1,632,008)	8.00%	07/18/2019	1,743	1,731,859
PRV Aerospace, LLC, Term Loan	6.50%	05/09/2018	3,151	2,946,564
Transdigm Inc., Term Loan C	3.75%	02/28/2020	3,019	3,026,360
Term Loan D	3.75%	06/04/2021	2,910	2,915,226
Term Loan E	3.50%	05/16/2022	4,536	4,525,224
				19,450,187

Air Transport–0.59%

Delta Air Lines, Inc., Revolver Loan (d)	0.00%	10/18/2017	1,227	1,205,076
Gol Luxco S.A. (Luxembourg), Term Loan	6.50%	08/31/2020	2,998	2,997,965
United Continental Holdings, Inc., Term Loan B-1	3.50%	09/15/2021	738	739,945
				4,942,986

Automotive–3.27%

Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/2017	690	640,811
BBB Industries, LLC, Second Lien Term Loan	9.75%	11/03/2022	602	567,570
Britax Group Ltd., Term Loan	4.50%	10/15/2020	521	430,189
FCA US LLC, Term Loan	3.50%	05/24/2017	608	610,089
Federal-Mogul Holdings Corp., Term Loan B	4.00%	04/15/2018	410	396,777
Term Loan C	4.75%	04/15/2021	14,782	14,038,413
Gates Global, LLC, Term Loan	4.25%	07/05/2021	2,592	2,517,756
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.75%	04/30/2019	975	977,810
Midas Intermediate Holdco II, LLC, Delayed Draw First Lien Term Loan	4.50%	08/18/2021	85	85,115
MPG Holdco I Inc., Term Loan B-1	3.75%	10/20/2021	511	512,488
Schaeffler AG (Germany), Term Loan B	4.25%	05/15/2020	125	126,417
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/2020	1,687	1,683,135
Transtar Holding Co., First Lien Term Loan	7.75%	10/09/2018	4,302	3,071,518
Second Lien Term Loan	10.00%	10/09/2019	1,271	381,432
Wand Intermediate I L.P., First Lien Term Loan	4.75%	09/17/2021	433	433,839
Second Lien Term Loan	8.25%	09/17/2022	813	734,115
				27,207,474

Beverage & Tobacco–0.09%

Winebow Holdings, Inc., Second Lien Term Loan	8.50%	12/31/2021	830	705,323

Building & Development–2.01%

Beazer Homes USA, Inc., Second Lien Term Loan B (Acquired 03/15/2016; Cost $1,988,938)	6.41%	03/11/2018	2,016	2,006,243
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/2020	1,748	1,763,216
HD Supply, Inc., Incremental Term Loan	3.75%	08/13/2021	209	209,172
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan (Acquired 07/16/2012; Cost $19,114)(d)	0.00%	02/28/2017	19	12,424
PIK Exit Revolver Loan (Acquired 07/19/2010-03/31/2016; Cost $239,046)(f)	5.00%	02/28/2017	239	155,380
Mannington Mills, Inc., Term Loan	4.75%	10/01/2021	403	396,676
Mueller Water Products, Inc., Term Loan	4.00%	11/25/2021	61	61,078
Nortek, Inc., Incremental Term Loan 1	3.50%	10/30/2020	835	834,036
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/26/2020	4,929	4,948,016
Re/Max International, Inc., Term Loan	4.00%	07/31/2020	2,196	2,198,689

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Building & Development–(continued)

Realogy Corp., Synthetic LOC	4.72%	10/10/2016		$1	$286
Term Loan B	3.75%	03/05/2020		3,735	3,749,477
Tamarack Resort LLC, PIK Term Loan A (Acquired 03/07/2014-03/31/2016; Cost $362,913)(f)	13.00%	03/07/2018		362	363,791
PIK Term Loan B (Acquired 03/07/2017-03/31/2016; Cost $325,614)(f)	6.50%	02/28/2019		618	0
					16,698,484

Business Equipment & Services–10.95%

Asurion LLC, Incremental Term Loan B-1	5.00%	05/24/2019		56	55,728
Incremental Term Loan B-2	4.25%	07/08/2020		12,865	12,712,278
Second Lien Term Loan	8.50%	03/03/2021		10,880	10,675,631
Brickman Group Ltd. LLC, Second Lien Term Loan	7.50%	12/17/2021		768	756,467
Caraustar Industries, Inc., Incremental Term Loan	8.00%	05/01/2019		419	420,447
Term Loan	8.00%	05/01/2019		1,202	1,203,299
Checkout Holding Corp., Second Lien Term Loan	7.75%	04/11/2022		2,591	1,672,858
Term Loan B	4.50%	04/09/2021		3,411	3,027,267
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/2022		2,033	1,997,800
Crossmark Holdings, Inc., First Lien Term Loan	4.50%	12/20/2019		1,614	1,124,076
Second Lien Term Loan	8.75%	12/21/2020		826	363,375
Dream Secured Bondco AB (Sweden), Term Loan B-1	5.25%	10/21/2022	EUR	892	1,002,243
Equinix, Inc., Term Loan B (Acquired 12/08/2015; Cost $320,671)	4.00%	01/08/2023		321	323,039
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/2018		2,343	2,346,162
First Data Corp., Term Loan	4.44%	03/24/2021		15,190	15,278,549
Genesys Telecom Holdings, U.S., Inc., Term Loan 2	4.50%	11/13/2020		2,444	2,449,043
Global Payments, Inc., Term Loan B	3.94%	04/22/2023		2,069	2,088,598
Hillman Group, Inc., Term Loan	4.50%	06/30/2021		1,547	1,535,470
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/2022		26	22,536
KAR Auction Services, Inc., Term Loan B-3	4.25%	03/09/2023		2,591	2,614,520
Karman Buyer Corp., Second Lien Term Loan	7.50%	07/25/2022		2,031	1,952,770
Term Loan	4.25%	07/25/2021		337	336,581
Kronos Inc., First Lien Incremental Term Loan	4.50%	10/30/2019		1,293	1,297,079
Second Lien Term Loan	9.75%	04/30/2020		994	1,017,008
Peak 10, Inc., Second Lien Term Loan (Acquired 06/10/2014; Cost $428,686)	8.25%	06/17/2022		432	360,680
Prime Security Services Borrower, LLC, Term Loan B-1	5.50%	05/02/2022		3,317	3,355,072
Sensus USA, Inc., First Lien Term Loan	6.50%	04/05/2023		2,563	2,568,917
SolarWinds Holdings, Inc., Term Loan	6.50%	02/03/2023		3,702	3,712,006
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/2019		5,436	5,368,105
TaxAct, Inc., Term Loan	7.00%	12/31/2022		1,351	1,357,710
TNS Inc., Second Lien Term Loan	9.00%	08/14/2020		209	203,963
Trans Union LLC, Term Loan B-2	3.50%	04/09/2021		2,989	2,994,371
Ventia Deco LLC, Term Loan B	5.50%	05/21/2022		764	770,928
Wash MultiFamily Acquisition Inc., Canadian First Lien Term Loan	4.25%	05/13/2022		132	131,517
Canadian Second Lien Term Loan	8.00%	05/14/2023		21	20,832
First Lien Term Loan	4.25%	05/13/2022		756	750,969
Second Lien Term Loan	8.00%	05/12/2023		121	118,941
West Corp., Term Loan B-11	4.25%	11/24/2021		1,671	1,676,203
WOWMIDCO S.A.S. (France), Term Loan B	5.50%	03/16/2023	EUR	1,224	1,366,778
					91,029,816

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Cable & Satellite Television–2.98%

Charter Communications Operating LLC, Term Loan I	3.50%	01/24/2023		$4,415	$4,445,672
CSC Holdings, LLC, Term Loan	5.00%	10/09/2022		5,767	5,824,168
ION Media Networks, Inc., Term Loan B-1	4.75%	12/18/2020		693	695,965
Mediacom Illinois LLC, Term Loan G	3.50%	06/30/2021		66	66,699
Telenet Financing USD LLC, Term Loan AD (e)	—	05/05/2024		1,567	1,577,265
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan F	3.65%	06/30/2023		4,094	4,101,815
WideOpenWest Finance, LLC, Term Loan B	4.50%	04/01/2019		2,046	2,047,876
YPSO Holding S.A. (France), Term Loan B-6	4.75%	02/10/2023		5,964	5,982,919
					24,742,379

Chemicals & Plastics–2.53%

Allnex & Cy S.C.A., Term Loan B-1	4.50%	10/03/2019		253	252,359
Term Loan B-2	4.50%	10/03/2019		131	130,941
Chemours Co. (The), Term Loan B	3.75%	05/12/2022		421	414,520
Chemstralia Finco LLC, Term Loan	7.25%	02/28/2022		1,907	1,902,675
Chromaflo Technologies Corp., Second Lien Term Loan (Acquired 11/20/2013; Cost $562,414)	8.25%	06/02/2020		564	476,731
Colouroz Investment LLC (Germany), First Lien Term Loan B-2	4.50%	09/07/2021		2,112	2,085,180
Second Lien Term Loan B-2	8.25%	09/05/2022		3,806	3,539,498
Term Loan C	4.50%	09/07/2021		349	344,704
HII Holding Corp., First Lien Term Loan	4.25%	12/20/2019		402	401,271
Ineos Holdings Ltd., Term Loan	3.75%	05/04/2018		2,075	2,077,025
Otter Products, LLC, Term Loan B	5.75%	06/03/2020		2,980	2,488,134
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/2020		3,935	3,892,712
ProAmpac Intermediate Inc., Second Lien Term Loan	9.25%	08/18/2023		63	59,390
Royal Holdings, Inc., Second Lien Term Loan	8.50%	06/19/2023		345	330,821
Styrolution US Holding LLC, First Lien Term Loan B-1	6.50%	11/07/2019		1,530	1,541,001
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020		1,095	1,093,555
					21,030,517

Clothing & Textiles–0.94%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan (Acquired 05/22/2014-12/17/2015; Cost $2,411,176)	5.50%	05/27/2021		2,429	2,422,654
Second Lien Term Loan	9.50%	05/27/2022		1,248	1,207,903
Ascena Retail Group, Inc., Term Loan B	5.25%	08/21/2022		3,380	3,274,674
Samsonite IP Holdings, S.a.r.l. (Luxembourg), Term Loan B (e)	—	05/13/2023		901	910,409
					7,815,640

Conglomerates–0.29%

Epiq Systems, Inc., Term Loan	4.50%	08/27/2020		1,487	1,476,747
Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.00%	08/29/2021		65	64,694
Spectrum Brands, Inc., Term Loan	3.50%	06/23/2022		846	851,227
					2,392,668

Containers & Glass Products–0.85%

Berlin Packaging, LLC, Second Lien Term Loan	7.75%	09/30/2022		435	424,431
BWAY Holding Co., Term Loan	5.50%	08/14/2020		82	82,053
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/2019		46	44,870
Duran Group (Germany), Term Loan C (Acquired 07/15/2015; Cost $1,333,651)	8.25%	11/28/2019		1,334	1,326,983
Hoffmaster Group, Inc., First Lien Term Loan	5.25%	05/09/2020		2,261	2,263,227
Second Lien Term Loan	10.00%	05/09/2021		469	432,309
LA Holding B.V. (Netherlands), Term Loan B-1A (Acquired 12/16/2015; Cost $450,084)	6.50%	06/18/2018	EUR	412	456,187
Term Loan B-1B (Acquired 12/16/2015; Cost $484,335)	6.50%	06/18/2018	EUR	443	490,901
Term Loan B-1C (Acquired 12/16/2015; Cost $157,859)	6.50%	06/18/2018	EUR	145	159,999
Ranpak Corp., Second Lien Term Loan (Acquired 09/24/2014; Cost $236,090)	8.25%	10/03/2022		237	210,956
Term Loan B-1	4.25%	10/01/2021		328	322,472

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Containers & Glass Products–(continued)

Reynolds Group Holdings Inc., Incremental Term Loan	4.50%	12/01/2018	$259	$260,681
Tekni-Plex, Inc., Second Lien Term Loan	8.75%	06/01/2023	616	589,572
				7,064,641

Cosmetics & Toiletries–0.47%

Coty Inc., Term Loan B	3.75%	10/27/2022	1,211	1,215,273
Galleria Co., Term Loan B	3.75%	01/26/2023	2,685	2,689,964
				3,905,237

Drugs–1.42%

BPA Laboratories, First Lien Term Loan	3.14%	07/03/2017	2,466	1,926,825
Second Lien Term Loan (Acquired 04/29/2014; Cost $1,728,173)	3.14%	07/03/2017	2,144	1,554,747
Endo Pharmaceuticals Holding Inc., Incremental Term Loan B	3.75%	09/25/2022	372	367,351
Grifols Worldwide Operations USA, Inc., Term Loan B	3.45%	02/27/2021	3,286	3,299,998
Valeant Pharmaceuticals International, Inc. (Canada), Series F-1, Term Loan B	5.00%	04/01/2022	4,738	4,691,693
				11,840,614

Ecological Services & Equipment–0.01%

Waste Industries USA, Inc., Term Loan	4.25%	02/27/2020	52	52,469

Electronics & Electrical–11.29%

4L Technologies Inc., Term Loan	5.50%	05/08/2020	6,110	5,494,828
Avago Technologies Cayman Finance Ltd. (Luxembourg), Term Loan B-1	4.25%	02/01/2023	17,057	17,128,181
AVG Technologies N.V. (Netherlands), Term Loan	7.25%	10/15/2020	1,019	1,019,546
Blackboard Inc., Term Loan B-3	4.75%	10/04/2018	4,142	3,918,463
CommScope, Inc., Term Loan 5	3.83%	12/29/2022	2,469	2,478,158
Compuware Corp., Term Loan B-1	6.25%	12/15/2019	348	336,438
Term Loan B-2	6.25%	12/15/2021	1,708	1,614,005
Dell International LLC, Term Loan B-2	4.00%	04/29/2020	1,772	1,774,375
Deltek, Inc., Term Loan	5.00%	06/25/2022	1,639	1,641,279
Diamond US Holding LLC, Term Loan	4.75%	12/17/2021	1,592	1,574,262
Diebold, Inc., Term Loan B	5.25%	05/03/2023	2,871	2,882,268
Hyland Software, Inc., First Lien Term Loan	4.75%	07/01/2022	554	555,780
Second Lien Term Loan	8.25%	07/03/2023	290	281,734
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/2021	1,572	1,546,917
Lully Finance LLC, Second Lien Term Loan B-1	9.50%	10/16/2023	655	639,044
MA Finance Co., LLC, Term Loan C	4.50%	11/20/2019	3,319	3,323,182
Mediaocean LLC, Term Loan	5.75%	08/15/2022	1,103	1,096,271
Micron Technology, Inc., Term Loan	6.46%	04/26/2022	877	887,166
Microsemi Corp., Term Loan B	5.25%	01/15/2023	3,161	3,196,372
Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022	1,508	1,511,915
MKS Instruments, Inc., Term Loan	4.75%	05/01/2023	1,583	1,600,081
MSC Software Corp., First Lien Term Loan	5.00%	05/29/2020	148	142,344
Second Lien Term Loan	8.50%	06/01/2021	478	417,436
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/2020	1,315	1,308,441
Neustar, Inc., Incremental Term Loan (Acquired 12/08/2015; Cost $2,720,997)	4.45%	01/22/2018	2,809	2,795,332
NXP B.V., Term Loan B	3.75%	12/07/2020	160	160,963
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/2019	1,236	1,247,044
ON Semiconductor Corp., Term Loan	5.25%	04/15/2023	7,222	7,286,566
RP Crown Parent, LLC, First Lien Term Loan	6.00%	12/21/2018	6,842	6,538,327
Second Lien Term Loan	11.25%	12/21/2019	568	479,796
SS&C Technologies Inc., Term Loan B-1	4.01%	07/08/2022	2,740	2,754,672
Term Loan B-2	4.02%	07/08/2022	377	378,684
Sybil Software LLC, Term Loan	4.25%	03/20/2020	284	284,393

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Electronics & Electrical–(continued)

TTM Technologies, Inc., Term Loan B	6.00%	05/31/2021		$3,038	$3,013,300
Western Digital Corp., Term Loan B	6.25%	04/29/2023		9,345	9,328,914
Zebra Technologies Corp., Term Loan	4.75%	10/27/2021		3,195	3,216,647
					93,853,124

Equipment Leasing–0.16%

IBC Capital US LLC, Term Loan	4.75%	09/09/2021		1,406	1,362,543

Financial Intermediaries–1.75%

Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/2022		513	515,293
iPayment Inc., Term Loan	6.75%	05/08/2017		4,784	4,628,576
LPL Holdings, Inc., Term Loan B	4.75%	11/20/2022		9	8,614
MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		4,857	4,613,049
RJO Holdings Corp., Term Loan	7.21%	12/10/2016		5,104	4,389,161
RPI Finance Trust, Term Loan B-4	3.50%	11/09/2020		195	196,046
Stiphout Finance LLC, Second Lien Term Loan (Acquired 07/23/2015; Cost $59,788)	9.00%	10/26/2023		60	59,471
Term Loan	4.75%	10/26/2022		145	144,686
					14,554,896

Food & Drug Retailers–1.35%

Adria Group Holding B.V. (Netherlands), Term Loan (e)	—	06/04/2018	EUR	1,696	1,844,351
Albertson’s LLC, Term Loan B-4	5.50%	08/25/2021		8,608	8,627,242
Pret A Manger (United Kingdom), Term Loan B	5.52%	07/31/2020	GBP	500	727,191
					11,198,784

Food Products–4.41%

AdvancePierre Foods, Inc., Term Loan B (e)	—	06/02/2023		4,169	4,188,841
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/2018		2,241	2,248,266
Charger OpCo B.V., Term Loan B-1	4.25%	07/02/2022		4,047	4,075,694
CSM Bakery Supplies LLC, First Lien Term Loan	5.00%	07/03/2020		35	34,664
Second Lien Term Loan	8.75%	07/03/2021		1,430	1,380,192
Dole Food Co., Inc., Term Loan B	4.50%	11/01/2018		2,894	2,890,820
Hearthside Group Holdings, LLC, Revolver Loan(d)	0.00%	06/02/2019		1,413	1,401,269
Revolver Loan	3.62%	06/02/2019		157	155,696
Hostess Brands, LLC, Second Lien Term Loan B	8.50%	08/03/2023		14	14,040
JBS USA, LLC, Incremental Term Loan	4.00%	10/30/2022		4,030	4,039,718
Term Loan	3.75%	05/25/2018		3,068	3,080,639
Keurig Green Mountain, Inc., Term Loan B	5.25%	03/03/2023		8,339	8,377,466
NBTY, Inc., Term Loan B	6.25%	05/05/2023	GBP	975	1,421,803
Post Holdings, Inc., Revolver Loan (d)	0.00%	01/29/2019		2,094	2,092,858
Shearer’s Foods, LLC, First Lien Term Loan	4.94%	06/30/2021		451	443,979
Incremental Term Loan	5.25%	06/30/2021		638	630,387
Second Lien Term Loan	7.75%	06/30/2022		250	226,683
					36,703,015

Food Service–1.02%

Portillo’s Holdings, LLC, Second Lien Term Loan (Acquired 08/01/2014-05/06/2015; Cost $477,482)	8.00%	08/01/2022		478	458,635
Red Lobster Management, LLC, Term Loan	6.25%	07/28/2021		323	324,318
Restaurant Holding Co., LLC, First Lien Term Loan	8.75%	02/28/2019		1,946	1,848,968
Steak n Shake Inc., Term Loan	4.75%	03/19/2021		1,104	1,087,454
TMK Hawk Parent, Corp., Second Lien Term Loan (Acquired 10/01/2014; Cost $633,167)	8.50%	10/01/2022		638	631,829
US Foods, Inc., Incremental Term Loan	4.50%	03/31/2019		4,101	4,108,352
					8,459,556

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Forest Products–0.33%

Builders FirstSource, Inc., Term Loan	6.00%	07/29/2022		$981	$985,123
NewPage Corp., DIP Term Loan(g)	11.00%	07/26/2017		784	748,348
PIK DIP Roll-Up Term Loan(f)(g)	11.00%	07/26/2017		794	674,587
Term Loan B(g)(h)	0.00%	02/11/2021		1,915	253,996
Xerium Technologies, Inc., Term Loan	6.25%	05/17/2019		53	52,636
					2,714,690

Health Care–3.89%

Acadia Healthcare Co., Inc., Term Loan B	3.75%	02/11/2022		645	647,889
Term Loan B-2	4.50%	02/16/2023		1,731	1,743,329
BSN Medical Luxembourg Holding, S.a.r.l. (Luxembourg), Second Lien Term Loan (e)	—	07/23/2024	EUR	1,250	1,390,813
CareCore National, LLC, Term Loan	5.50%	03/05/2021		1,409	1,317,672
Community Health Systems, Inc., Incremental Term Loan F	3.92%	12/31/2018		2,059	2,060,101
Incremental Term Loan G	3.75%	12/31/2019		501	492,079
DJO Finance LLC, Term Loan	4.25%	06/07/2020		1,622	1,594,023
Explorer Holdings, Inc., Term Loan	6.00%	05/02/2023		683	685,574
Greatbatch, Ltd., Term Loan B	5.25%	10/27/2022		1,222	1,223,246
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022		1,552	1,558,592
HCA, Inc., Term Loan B-6	3.70%	03/18/2023		1,008	1,019,367
Hill-Rom Holdings, Inc., Term Loan B	3.50%	09/08/2022		1,575	1,587,819
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/2021		414	415,004
Kinetic Concepts, Inc., Term Loan E-1	4.50%	05/04/2018		2,068	2,072,755
MPH Acquisition Holdings LLC, Term Loan B (e)	—	06/07/2023		5,692	5,740,933
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/2022		940	939,052
New Millennium Holdco, Term Loan	7.50%	12/21/2020		4,648	3,560,622
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/2022		432	413,595
Surgical Care Affiliates, LLC, Term Loan	3.25%	03/17/2022		1,226	1,228,411
Western Dental Services, Inc., Term Loan	7.50%	11/01/2018		2,766	2,676,397
					32,367,273

Home Furnishings–0.48%

Mattress Holding Corp., Incremental Term Loan	6.25%	10/20/2021		3,234	3,242,923
Term Loan	6.25%	10/20/2021		708	709,278
					3,952,201

Industrial Equipment–1.44%

Accudyne Industries LLC, Term Loan	4.00%	12/13/2019		4,027	3,648,727
Crosby US Acquisition Corp., First Lien Term Loan	4.00%	11/23/2020		2,854	2,444,126
Second Lien Term Loan	7.00%	11/22/2021		1,081	744,846
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/2021		971	972,663
Filtration Group Corp., Second Lien Term Loan	8.25%	11/22/2021		280	277,032
MX Holdings US, Inc., Term Loan B-1A	4.00%	08/14/2020		892	893,477
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020		1,896	1,411,696
Tank Holding Corp., Term Loan	5.25%	03/16/2022		673	632,991
Terex Corp., Term Loan	3.50%	08/13/2021		119	117,226
Virtuoso US LLC, Term Loan	4.25%	02/11/2021		856	854,262
					11,997,046

Insurance–0.01%

York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021		50	44,871

Leisure Goods, Activities & Movies–3.26%

Alpha Topco Ltd. (United Kingdom), Second Lien Term Loan	7.75%	07/29/2022		4,165	4,010,784
Term Loan B-3	4.75%	07/30/2021		8,123	8,025,104

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Leisure Goods, Activities & Movies–(continued)

AMC Entertainment Inc., Term Loan	4.00%	12/15/2022		$1,380	$1,388,359
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.25%	01/30/2020		280	281,203
Cinemark USA, Inc., Term Loan	3.52%	05/06/2022		129	129,337
CWGS Group, LLC, Term Loan	5.75%	02/20/2020		2,501	2,507,691
Dorna Sports, S.L. (Spain), Term Loan B	4.33%	04/30/2021		1,015	1,007,204
Equinox Holdings Inc., First Lien Term Loan	5.00%	01/31/2020		409	410,148
Revolver Loan (Acquired 01/30/2014-11/19/2014; Cost $1,105,107)(d)	0.00%	02/01/2018		1,112	1,001,228
Fitness International, LLC, Term Loan B	5.50%	07/01/2020		1,986	1,975,566
Infront Finance Luxembourg S.a r.l. (Switzerland), Term Loan D	8.00%	06/28/2020	EUR	1,000	1,095,961
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/2020		856	858,291
Performance Sports Group Ltd. (Canada), Term Loan	4.50%	04/15/2021		123	97,461
Regal Cinemas Corp., Term Loan	3.75%	04/01/2022		1,366	1,371,926
Sabre GLBL Inc., Term Loan B	4.00%	02/19/2019		444	445,896
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/2020		1,859	1,822,026
Six Flags Theme Parks Inc., Term Loan B	3.50%	06/30/2022		670	673,455
					27,101,640

Lodging & Casinos–3.78%

B&B Hotels S.A.S. (France), Term Loan B	6.00%	03/14/2023	EUR	1,000	1,090,397
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		397	395,800
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		3,273	3,076,820
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/2018		3,625	3,636,645
Harrah’s Operating Co., Inc., Term Loan B-6 (g)	1.50%	03/01/2017		4,809	4,845,403
Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/2020		1,728	1,735,462
La Quinta Intermediate Holdings LLC, Term Loan	3.75%	04/14/2021		3,767	3,735,592
MGM Growth Properties Operating Partnership L.P., Term Loan B	4.00%	04/25/2023		1,738	1,751,660
Scientific Games International, Inc., Revolver Loan(d)	0.00%	10/18/2018		1,640	1,476,416
Revolver Loan	3.45%	10/18/2018		850	764,572
Term Loan	6.00%	10/18/2020		5,210	5,170,553
Station Casinos LLC, Term Loan B (e)	—	06/08/2023		683	684,944
Twin River Management Group, Inc., Term Loan	5.25%	07/10/2020		3,057	3,081,253
					31,445,517

Nonferrous Metals & Minerals–0.91%

American Rock Salt Co. LLC, First Lien Term Loan	4.75%	05/20/2021		28	26,436
First Lien Term Loan	4.75%	05/20/2021		108	102,933
Arch Coal, Inc., DIP Term Loan(d)(g)	0.00%	01/31/2017		2,178	2,162,065
Term Loan(g)	7.50%	05/16/2018		6,000	2,688,691
Dynacast International LLC, Second Lien Term Loan	9.50%	01/30/2023		15	15,199
Novelis Inc., Term Loan	4.00%	06/02/2022		2,539	2,536,210
					7,531,534

Oil & Gas–5.45%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019		32	18,304
Ascent Resources - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/2020		3,198	1,263,137
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/2020		3,212	2,906,512
Citgo Holdings, Inc., Term Loan	9.50%	05/12/2018		4,060	4,086,551
CJ Holding Co., Term Loan B-1	8.00%	03/24/2020		189	125,027
Term Loan B-2	8.75%	03/24/2022		1,563	1,010,968
Crestwood Holdings LLC, Term Loan B-1	9.00%	06/19/2019		1,919	1,588,241
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/2021		8,929	3,995,757
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/2021		3,910	2,541,722
EFR Benelux B.V. (Netherlands), Second Lien Term Loan	8.50%	08/28/2019	EUR	500	559,630
EMG Utica, LLC, Term Loan	4.75%	03/27/2020		1,341	1,272,239
Fieldwood Energy LLC, Term Loan	3.88%	09/28/2018		3,546	2,916,455

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Oil & Gas–(continued)

Floatel International Ltd., Term Loan	6.00%	06/27/2020		$3,558	$2,063,485
HGIM Corp., Term Loan B	5.50%	06/18/2020		5,102	3,029,366
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021		1,825	1,446,303
NGPL PipeCo LLC, Term Loan	6.75%	09/15/2017		148	147,966
Osum Production Corp. (Canada), Term Loan	6.50%	07/31/2020		1,884	1,092,699
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018		703	229,821
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (g)	5.25%	07/16/2021		1,454	397,957
Petroleum GEO-Services A.S.A., Term Loan	3.25%	03/19/2021		3,968	2,749,429
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/2021		1,522	1,309,243
Samson Investment Co., Second Lien Term Loan 1 (g)(h)	0.00%	09/25/2018		5,806	125,811
Seadrill Operating L.P., Term Loan	4.00%	02/21/2021		10,347	4,984,886
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/2021		1,357	1,160,108
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/2021		1,062	854,945
Targa Resources Corp., Term Loan	5.75%	02/25/2022		564	555,980
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022		3,035	2,881,127
					45,313,669

Publishing–2.39%

Cengage Learning, Inc., Term Loan B (e)	—	06/07/2023		2,086	2,088,156
Getty Images, Inc., Revolver Loan(d)	0.00%	10/18/2017		4,104	3,508,630
Term Loan	4.75%	10/18/2019		2,174	1,638,339
McGraw-Hill Global Education Holdings, LLC, Term Loan B	5.00%	05/04/2022		263	264,552
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/2018		765	748,279
Merrill Communications LLC, Term Loan	6.25%	06/01/2022		3,369	3,099,693
Newsday, LLC, Term Loan	3.95%	10/12/2016		2,741	2,742,772
ProQuest LLC, Term Loan	5.75%	10/24/2021		2,087	2,042,324
Tribune Media Co., Term Loan B	3.75%	12/28/2020		3,720	3,735,934
					19,868,679

Radio & Television–2.38%

Block Communications, Inc., Term Loan B	4.00%	11/07/2021		691	692,861
Gray Television, Inc., Term Loan C	4.25%	06/13/2021		697	701,691
iHeartCommunications, Inc., Term Loan D	7.20%	01/30/2019		7,936	6,116,665
Term Loan E	7.95%	07/31/2019		13,764	10,558,502
Media General, Inc., Term Loan B	4.00%	07/31/2020		1,006	1,008,428
Sinclair Television Group, Inc., Incremental Term Loan B-1	3.50%	07/30/2021		701	704,189
					19,782,336

Retailers (except Food & Drug)–6.04%

Cortefiel, S.A. (Spain), PIK Term Loan B-1(f)	1.00%	03/20/2017	EUR	257	211,813
PIK Term Loan B-2(f)	1.00%	03/21/2018	EUR	281	230,959
PIK Term Loan B-3(f)	1.00%	03/21/2018	EUR	130	107,215
PIK Term Loan B-3(f)	1.00%	03/21/2018	EUR	342	281,702
David’s Bridal, Inc., Asset-Based Revolver Loan (Acquired 12/18/2012; Cost $2,234,259)(d)	0.00%	10/11/2017		2,300	2,093,264
Term Loan	5.25%	10/11/2019		953	875,122
Fullbeauty Brands Holdings Corp., Term Loan	5.75%	10/14/2022		3,043	2,925,705
J. Crew Group, Inc., Term Loan	4.00%	03/05/2021		428	320,740
Jill Holdings LLC, Term Loan	6.00%	05/08/2022		568	564,881
Kirk Beauty One GmbH (Germany), Term Loan B-1	6.00%	08/13/2022	EUR	422	475,111
Term Loan B-2	6.00%	08/13/2022	EUR	257	289,506
Term Loan B-3	6.00%	08/13/2022	EUR	441	496,356
Term Loan B-4	6.00%	08/13/2022	EUR	293	329,536
Term Loan B-5	6.00%	08/13/2022	EUR	65	73,230
Term Loan B-6	6.00%	08/13/2022	EUR	336	378,023
Term Loan B-7	6.00%	08/13/2022	EUR	186	209,263

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Retailers (except Food & Drug)–(continued)

Lands’ End, Inc., Term Loan B	4.25%	04/02/2021		$2,469	$2,098,767
Michaels Stores, Inc., Incremental Term Loan	4.00%	01/28/2020		872	876,155
National Vision, Inc., Second Lien Term Loan	6.75%	03/13/2022		81	74,068
Nine West Holdings, Inc., Term Loan	4.75%	10/08/2019		2,322	1,253,975
Payless Inc., Second Lien Term Loan	8.50%	03/11/2022		1,298	233,655
Term Loan	5.00%	03/11/2021		4,325	2,263,378
Petco Animal Supplies, Inc., Term Loan B-1	5.75%	01/26/2023		1,507	1,519,946
Term Loan B-2	5.64%	01/26/2023		1,173	1,182,658
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021		880	811,975
Pilot Travel Centers LLC, Term Loan B	3.20%	05/25/2023		443	444,567
Savers Inc., Term Loan	5.00%	07/09/2019		3,566	3,087,882
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018		14,606	13,948,796
Toys ‘R’ Us Property Co. I, LLC, Term Loan	6.00%	08/21/2019		7,912	7,166,662
Toys ‘R’ Us-Delaware, Inc., Canadian Term Loan A-1	8.25%	10/24/2019		1,013	987,472
Term Loan A-1	8.25%	10/24/2019		1,256	1,224,465
Term Loan B-2	5.25%	05/25/2018		160	140,435
Term Loan B-3	5.25%	05/25/2018		20	18,013
Vivarte (France), Term Loan	4.00%	10/29/2019	EUR	1,000	1,126,246
Wilton Brands LLC, Term Loan B	8.50%	08/30/2018		2,115	1,896,358
					50,217,899

Steel–0.84%

Fortescue Metals Group Ltd., Term Loan	4.25%	06/30/2019		7,470	7,019,944

Surface Transport–0.85%

Avis Budget Car Rental, LLC, Term Loan B (e)	—	03/15/2022		1,610	1,613,548
Hertz Corp., Term Loan B-2	3.00%	03/11/2018		2,142	2,140,585
Kenan Advantage Group, Inc., Canadian Term Loan	4.00%	07/29/2022		126	125,503
Delayed Draw Term Loan 1(d)	0.00%	01/31/2017		52	51,589
Term Loan	4.00%	07/31/2022		386	385,550
PODS Holding, LLC, First Lien Term Loan	4.50%	02/02/2022		916	915,549
U.S. Shipping Corp., Term Loan B-2	5.25%	06/26/2021		1,899	1,870,042
					7,102,366

Telecommunications–6.73%

Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/2022		4,849	4,823,287
Consolidated Communications, Inc., Term Loan	4.25%	12/23/2020		5,650	5,676,402
Coral-US Co-Borrower LLC, Term Loan B-1	5.50%	01/03/2023		346	348,803
Term Loan B-2	5.83%	01/03/2023		283	285,384
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019		3,775	3,785,701
Frontier Communications Corp., Term Loan	2.96%	03/31/2021		2,932	2,813,467
GTT Communications, Inc., Term Loan	6.25%	10/22/2022		1,400	1,403,220
Intelsat Jackson Holdings S.A., Term Loan B-2	3.75%	06/30/2019		2,754	2,543,980
Level 3 Communications, Inc., Term Loan B	4.00%	01/15/2020		2,006	2,015,914
Term Loan B-II	3.50%	05/31/2022		9,404	9,414,263
Term Loan B-III	4.00%	08/01/2019		70	69,803
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/2021		3,209	2,655,807
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/2019		4,419	3,372,859
Term Loan	4.00%	04/23/2019		1,032	781,518
T-Mobile USA, Inc., Term Loan	3.50%	11/09/2022		3,285	3,310,556
U.S. TelePacific Corp., Term Loan	6.00%	11/25/2020		3,203	3,053,482
Windstream Services, LLC, Term Loan B-6	5.75%	03/29/2021		2,583	2,597,318

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Telecommunications–(continued)

Zayo Group, LLC, Incremental Term Loan	4.50%	05/06/2021		$415	$417,412
Term Loan	3.75%	05/06/2021		6,567	6,585,014
					55,954,190

Utilities–5.26%

APLP Holdings L.P. (Canada), Term Loan	6.00%	04/13/2023		2,488	2,497,472
Aria Energy Operating LLC, Term Loan	5.00%	05/27/2022		906	801,854
Calpine Corp., Term Loan B-5	3.50%	05/27/2022		3,143	3,125,825
Term Loan B-6	4.00%	01/15/2023		5,910	5,913,792
Term Loan B-7 (e)	—	05/31/2023		2,836	2,821,720
Dynegy Inc., Term Loan B-2	4.00%	04/23/2020		193	193,056
Energy Future Intermediate Holding Co. LLC, Term Loan	4.25%	12/19/2016		1,396	1,397,360
Granite Acquisition, Inc., First Lien Term Loan B	5.00%	12/17/2021		2,573	2,556,587
First Lien Term Loan C	5.00%	12/17/2021		113	112,674
Second Lien Term Loan B	8.25%	12/17/2022		638	604,195
NSG Holdings LLC, Term Loan	3.75%	12/11/2019		1,130	1,118,665
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/2021		1,097	1,054,862
Texas Competitive Electric Holdings Co. LLC, DIP Revolver Loan (Acquired 04/21/2015; Cost $8,907,020) (d)(g)	0.00%	11/07/2016		8,934	8,934,473
DIP Revolver Loan (Acquired 04/21/2015; Cost $8,816,132) (g)	2.85%	11/07/2016		8,843	8,843,305
TPF II Power, LLC, Term Loan	5.50%	10/02/2021		2,722	2,728,328
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/2020		1,065	1,051,787
					43,755,955
Total Variable Rate Senior Loan Interests					771,180,163

Bonds & Notes–12.69%

Aerospace & Defense–0.32%

LMI Aerospace, Inc.	7.38%	07/15/2019		2,598	2,662,950

Air Transport–0.41%

Mesa Airlines, Inc. (i)	5.75%	07/15/2025		3,407	3,424,035

Building & Development–0.06%

Travis Perkins PLC (United Kingdom) (i)	4.50%	09/07/2023	GBP	375	540,658

Business Equipment & Services–0.47%

ADT Corp.	6.25%	10/15/2021		1,600	1,688,000
Dream Secured Bondco AB (Sweden) (i)(j)	7.00%	10/21/2023	EUR	1,850	2,064,290
Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	SEK	1,408	174,730
					3,927,020

Cable & Satellite Television–2.83%

Altice Financing S.A. (Luxembourg) (i)	6.63%	02/15/2023		520	521,950
Altice Financing S.A. (Luxembourg) (i)	7.50%	05/15/2026		6,067	6,089,751
Cequel Communications, LLC (i)	5.50%	05/15/2026		5,666	5,814,732
UPC Broadband Holdings, B.V. (Netherlands) (i)	7.25%	11/15/2021		6,501	6,874,490
UPC Broadband Holdings, B.V. (Netherlands) (i)	6.88%	01/15/2022		295	313,680
Virgin Media Investment Holdings Ltd. (United Kingdom) (i)	5.50%	01/15/2025	GBP	1,399	2,015,534
Virgin Media Investment Holdings Ltd. (United Kingdom) (i)	5.50%	08/15/2026		554	560,925
YPSO Holding S.A. (France) (i)	6.00%	05/15/2022		290	289,783
YPSO Holding S.A. (France) (i)	7.38%	05/01/2026		1,020	1,031,475
					23,512,320

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Chemicals & Plastics–0.36%

Chemours Co. (The)	6.63%	05/15/2023		$522	$473,715
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,516	2,151,009
Ineos Holdings Ltd. (i)	6.13%	08/15/2018		372	379,440
					3,004,164

Containers & Glass Products–1.15%

Ardagh Glass Finance PLC (i)	6.25%	01/31/2019		601	613,020
Ardagh Glass Finance PLC (i)	7.00%	11/15/2020		221	218,528
Ardagh Glass Finance PLC (i)(j)	3.88%	05/15/2021		1,284	1,290,420
Ardagh Glass Finance PLC (i)	4.63%	05/15/2023		1,705	1,705,000
Ardagh Glass Finance PLC (i)	6.75%	05/15/2024	EUR	1,200	1,360,215
Ardagh Glass Finance PLC (i)	7.25%	05/15/2024		890	910,025
Onex Wizard US Acquisition (i)	7.75%	02/15/2023	EUR	250	298,626
Reynolds Group Holdings Inc. (i)	5.63%	12/15/2016		1,538	1,536,077
Reynolds Group Holdings Inc.	9.88%	08/15/2019		987	1,027,714
Reynolds Group Holdings Inc.	5.75%	10/15/2020		594	615,532
					9,575,157

Electronics & Electrical–1.36%

Blackboard Inc. (i)	7.75%	11/15/2019		2,799	2,239,200
Dell International LLC (i)	5.45%	06/15/2023		3,790	3,850,450
Dell International LLC (i)	6.02%	06/15/2026		1,139	1,157,167
ICBPI (United Kingdom) (i)(j)	7.85%	05/30/2021	EUR	1,000	1,095,961
Micron Technology, Inc. (i)	7.50%	09/15/2023		1,972	2,075,530
Western Digital Corp. (i)	7.38%	04/01/2023		882	921,414
					11,339,722

Financial Intermediaries–1.16%

Arrow Global Finance (United Kingdom) (i)(j)	5.05%	11/01/2021	EUR	500	565,171
Cabot Financial (Luxembourg) S.A. (Luxembourg) (i)	6.50%	04/01/2021	GBP	500	702,341
Cabot Financial (Luxembourg) S.A. (Luxembourg) (i)(j)	5.88%	11/15/2021	EUR	1,500	1,649,482
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	7.50%	08/01/2022	EUR	2,250	2,596,467
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	11.00%	11/01/2023	GBP	1,000	1,455,591
Lindorff Group AB (Norway) (i)(j)	5.50%	08/15/2020	EUR	534	594,512
Lindorff Group AB (Norway) (i)	9.50%	08/15/2022	EUR	258	292,302
TMF Group Holdco B.V. (Netherlands) (i)	9.88%	12/01/2019	EUR	1,500	1,794,182
					9,650,048

Health Care–1.41%

Care UK Health & Social Care PLC (United Kingdom) (i)(j)	5.59%	07/15/2019	GBP	1,750	2,129,074
DJO Finance LLC (i)	10.75%	04/15/2020		3,085	2,506,563
DJO Finance LLC (i)	8.13%	06/15/2021		2,417	2,187,385
IDH Finance PLC (United Kingdom) (i)(j)	5.59%	12/01/2018	GBP	875	1,260,969
IDH Finance PLC (United Kingdom) (i)	8.50%	06/01/2019	GBP	750	1,097,125
Kinetic Concepts, Inc.	10.50%	11/01/2018		1,976	1,985,880
Kinetic Concepts, Inc. (i)	7.88%	02/15/2021		178	191,400
LifePoint Hospitals, Inc. (i)	5.38%	05/01/2024		340	342,975
					11,701,371

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Leisure Goods, Activities & Movies–0.23%

Corleone Capital Ltd. (United Kingdom) (i)	9.00%	08/01/2018	GBP	1,250	$1,882,402

Lodging & Casinos–0.33%

ESH Hospitality, Inc. (i)	5.25%	05/01/2025		$1,662	1,620,450
Travelodge Hotels Ltd. (United Kingdom) (i)(j)	8.10%	05/15/2023	GBP	375	541,773
Travelodge Hotels Ltd. (United Kingdom) (i)	8.50%	05/15/2023	GBP	375	562,032
					2,724,255

Nonferrous Metals & Minerals–0.28%

TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		2,900	2,305,500

Oil & Gas–0.51%

Drill Rigs Holdings Inc. (i)	6.50%	10/01/2017		4,265	2,335,088
FTS International, Inc. (i)(j)	8.13%	06/15/2020		1,064	891,100
Pacific Drilling S.A. (Luxembourg) (i)	5.38%	06/01/2020		2,928	977,220
Seventy Seven Operating LLC	6.50%	07/15/2022		130	7,800
					4,211,208

Radio & Television–0.33%

iHeartCommunications, Inc. (i)	8.75%	12/15/2020		2,374	2,457,090
Univision Communications Inc. (i)	6.75%	09/15/2022		234	249,503
					2,706,593

Retailers (except Food & Drug)–0.31%

Claire’s Stores Inc. (i)	6.13%	03/15/2020		780	393,900
New Look PLC (United Kingdom) (i)	8.00%	07/01/2023	GBP	1,000	1,404,899
Targus Group International, Inc., PIK (Acquired 12/16/2009-12/14/2015; Cost $2,216,505) (f)(i)	10.00%	06/14/2019		981	0
TWIN SET - Simona Barbieri S.p.A. (Italy) (i)(j)	5.63%	07/15/2019	EUR	750	804,738
					2,603,537

Steel–0.02%

Fortescue Metals Group Ltd. (i)	9.75%	03/01/2022		144	154,080

Telecommunications–1.08%

Goodman Networks Inc.	12.13%	07/01/2018		5,685	2,785,650
Intelsat Jackson Holdings S.A. (i)	8.00%	02/15/2024		868	889,700
Wind Telecomunicazioni S.p.A. (Italy) (i)	6.50%	04/30/2020		269	277,743
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.00%	04/23/2021	EUR	2,000	2,144,133
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.38%	04/23/2021		811	772,477
Windstream Services, LLC	7.50%	06/01/2022		2,483	2,079,512
Windstream Services, LLC	6.38%	08/01/2023		25	19,375
					8,968,590

Utilities–0.07%

Calpine Corp. (i)	6.00%	01/15/2022		538	566,245
Calpine Corp. (i)	7.88%	01/15/2023		1	340
					566,585
Total Bonds & Notes					105,460,195

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Structured Products–7.21%

Apidos Cinco CDO (i)(j)	4.88%	05/14/2020	$639	$608,286
Apidos CLO IX-R (i)(j)	6.73%	07/15/2023	1,742	1,630,065
Apidos CLO X (i)(j)	6.89%	10/30/2022	2,238	2,027,756
Apidos CLO XI (i)(j)	5.88%	01/17/2023	1,772	1,511,434
Apidos CLO XV (i)(j)	5.38%	10/20/2025	4,000	3,212,763
Ares XI CLO, Ltd. (i)(j)	6.63%	10/11/2021	522	519,550
Atrium X LLC (i)(j)	5.13%	07/16/2025	1,532	1,264,748
Babson CLO Ltd. 2007-I (i)(j)	3.88%	01/18/2021	867	800,990
Babson CLO Ltd. 2013-II (i)(j)	5.13%	01/18/2025	964	724,598
Carlyle Global Market Strategies 2012-2 (i)(j)	6.73%	07/20/2023	1,802	1,710,287
Carlyle Global Market Strategies 2012-3 (i)(j)	6.13%	10/04/2024	2,499	2,298,914
Carlyle Global Market Strategies 2013-1 (i)(j)	6.13%	02/14/2025	1,300	1,152,272
Carlyle High Yield Partners 10 Ltd. (i)(j)	3.83%	04/19/2022	500	436,120
Dryden Senior Loan Fund 2013-30 (i)(j)	5.63%	11/15/2025	2,361	1,847,121
Dryden XI-Leveraged Loan CDO 2006 (i)(j)	4.53%	04/12/2020	427	426,396
Duane Street CLO 2007-4 (i)(j)	4.88%	11/14/2021	369	328,633
Flagship CLO VI (i)(j)	5.39%	06/10/2021	1,918	1,779,852
Flagship CLO VI (i)(j)	5.39%	06/10/2021	1,671	1,550,913
Gallatin Funding CLO VII 2014-1 Ltd. (i)(j)	6.30%	07/15/2023	1,575	1,317,609
Halcyon Loan Investors CLO II, Ltd. (i)(j)	4.24%	04/24/2021	2,875	2,612,206
ING Investment Management CLO 2012-4, Ltd. (i)(j)	6.38%	10/15/2023	3,047	2,712,620
ING Investment Management CLO 2013-1, Ltd. (i)(j)	5.63%	04/15/2024	2,600	2,177,101
ING Investment Management CLO III, Ltd. (i)(j)	4.13%	12/13/2020	2,098	1,938,545
ING Investment Management CLO IV, Ltd. (i)(j)	4.89%	06/14/2022	542	483,735
Keuka Park CLO 2013-1 (i)(j)	5.13%	10/21/2024	412	323,181
KKR Financial CLO 2012-1, Ltd. (i)(j)	6.13%	12/15/2024	3,150	2,741,248
KKR Financial CLO 2013-1, Ltd. (i)(j)	5.38%	07/15/2025	2,393	1,984,652
Madison Park Funding II, Ltd. (i)(j)	5.38%	03/25/2020	500	497,721
Madison Park Funding IX, Ltd. (i)(j)	5.88%	08/15/2022	410	378,349
Madison Park Funding X, Ltd. (i)(j)	5.88%	01/20/2025	1,259	1,131,819
Madison Park Funding XIV, Ltd. (i)(j)	5.38%	07/20/2026	750	627,728
Madison Park Funding XIV, Ltd. (i)(j)	6.03%	07/20/2026	1,075	723,493
Magnetite CLO Ltd. 2012-6 (i)(j)	6.18%	09/15/2023	1,106	1,013,745
Maps CLO Fund LLC 2007-2 (i)(j)	4.88%	07/20/2022	888	781,527
Northwoods Capital Ltd. 2013-10A (i)(j)	4.24%	11/04/2025	629	566,192
Octagon Investment Partners XIV Ltd. (i)(j)	5.88%	01/15/2024	1,209	989,901
Octagon Investment Partners XIX Ltd. (i)(j)	5.48%	04/15/2026	1,741	1,350,195
Octagon Investment Partners XVII Ltd. (i)(j)	5.14%	10/25/2025	775	589,955
Octagon Investment Partners XVIII Ltd. (i)(j)	5.88%	12/16/2024	2,964	2,519,866
Octagon Investment Partners XXI Ltd. (i)(j)	7.23%	11/14/2026	500	431,976
Pacifica CDO VI, Ltd. (i)(j)	4.38%	08/15/2021	1,059	911,258
Regatta IV Funding Ltd. 2014-1 (i)(j)	5.59%	07/25/2026	1,070	790,042
Seneca Park CLO 2014-1 (i)(j)	5.33%	07/17/2026	500	381,404
Silverado CLO 2006-II Ltd. (i)(j)	4.38%	10/16/2020	1,545	1,322,798
Slater Mill Loan Fund, L.P. (i)(j)	6.13%	08/17/2022	2,023	1,433,975
St. James River CLO Ltd. 2007-1 (i)(j)	4.93%	06/11/2021	268	247,385
Symphony CLO VIII, Ltd. (i)(j)	6.63%	01/09/2023	2,140	2,061,850
Symphony CLO XIV, Ltd. (i)(j)	5.23%	07/14/2026	500	395,429
Trimaran CLO VII Ltd. (i)(j)	4.03%	06/15/2021	806	713,828
Total Structured Products				59,982,031

			Shares

Common Stocks & Other Equity Interests–4.15%(k)

Aerospace & Defense–0.04%

IAP Worldwide Services (i)(l)			229	286,544

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value

Building & Development–1.52%

Axia Inc. (Acquired 05/30/2008; Cost $2,268,885) (i)(l)(m)	505	$3,941,340
BMC Stock Holdings, Inc. (l)	273,911	5,374,134
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $7,938,060) (i)(l)	780	0
Class B (Acquired 07/15/2010; Cost $93,975) (i)(l)	9	0
Newhall Holding Co., LLC, Class A (i)(l)	621,591	1,709,375
Tamarack Resort LLC (Acquired 03/07/2014; Cost $0) (i)(l)	28,000	0
WCI Communities, Inc. (l)	93,512	1,609,347
		12,634,196

Chemicals & Plastics–0.00%

Lyondell Chemical Co., Class A	142	11,553

Conglomerates–0.04%

Euramax International, Inc. (i)(l)	3,272	327,220

Cosmetics & Toiletries–0.10%

Levlad, LLC & Arbonne International, LLC (i)(l)	4,893	856,205

Drugs–0.00%

BPA Laboratories Class A, Wts. expiring 04/29/24 (Acquired 04/29/2014; Cost $0) (i)(l)	7,160	0
Class B, Wts. expiring 04/29/24 (Acquired 04/29/2014; Cost $0) (i)(l)	11,479	0
		0

Financial Intermediaries–0.00%

RJO Holdings Corp. (i)(l)	2,852	28,515
RJO Holdings Corp., Class A (i)(l)	2,314	1,157
RJO Holdings Corp., Class B (i)(l)	3,000	1,500
		31,172

Health Care–0.06%

New Millennium Holdco (i)(l)	136,135	527,524

Home Furnishings–0.36%

Generation Brands Holdings Inc. (i)(l)	9,358	1,684,440
World Kitchen, LLC (l)	52,654	1,263,696
		2,948,136

Lodging & Casinos–1.46%

Twin River Management Group, Inc. (i)(l)	189,050	12,146,462

Publishing–0.56%

Affiliated Media, Inc. (i)(l)	81,915	2,396,017
Cygnus Business Media, Inc. (Acquired 07/19/2004; Cost $1,793,148) (i)(l)(m)	8,426	0
F&W Publications, Inc. (i)(l)	18,385	919,255
MC Communications, LLC (Acquired 07/02/2009; Cost $0) (i)(l)	739,818	0
Merrill Communications LLC, Class A (i)(l)	326,686	1,306,744
Tribune Publishing Co.	4,756	55,741
		4,677,757

Retailers (except Food & Drug)–0.00%

Targus Group International, Inc. (Acquired 12/16/2009; Cost $0) (i)(l)	22,469	0

Telecommunications–0.01%

CTM Media Holdings Inc. (l)	1,270	32,994
Total Common Stocks & Other Equity Interests		34,479,763

Preferred Stocks–0.01%(k)

Building & Development–0.00%

Tamarack Resort LLC (Acquired 03/07/2014; Cost $119,180) (i)	505	0

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value

Financial Intermediaries–0.00%

RJO Holdings Corp., Series A-2 (i)(l)	584	$37,961

Retailers (except Food & Drug)–0.00%

Vivarte (France) (Acquired 01/06/2016; Cost $0) (i)(l)	934	0

Utilities–0.01%

Genie Energy Ltd.	7,632	55,866
Total Preferred Stocks		93,827
TOTAL INVESTMENTS(n)–116.82% (Cost $1,039,211,807)		971,195,979
BORROWINGS–(18.04)%		(150,000,000)
OTHER ASSETS LESS LIABILITIES–1.22%		10,184,290
NET ASSETS–100.00%		$831,380,269

Investment Abbreviations:

CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
DIP	—Debtor-in-Possession
EUR	—Euro
GBP	—British Pound Sterling
LOC	—Letter of Credit
PIK	—Payment-in-Kind
SEK	—Swedish Krona
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.

(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.

(e)	This variable rate interest will settle after May 31, 2016, at which time the interest rate will be determined.

(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cortefiel, S.A. (Spain), PIK Term Loan B-1	4.25%	1.00%
Cortefiel, S.A. (Spain), PIK Term Loan B-2	4.25	1.00
Cortefiel, S.A. (Spain), PIK Term Loan B-3	4.25	1.00
Cortefiel, S.A. (Spain), PIK Term Loan B-3	5.75	1.00
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
NewPage Corp., PIK DIP Roll-Up Term Loan	—	11.00
Tamarack Resort LLC, PIK Term Loan A	8.00	13.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50
Targus Group International, Inc., PIK	—	10.00

(g)	The borrower has filed for protection in federal bankruptcy court.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2016 was $379,807, which represented less than 1% of the Fund’s Net Assets.

(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $173,809,848, which represented 20.91% of the Fund’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(k)	Acquired as part of a bankruptcy restructuring.

(l)	Non-income producing security.

(m)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of May 31, 2016 was $3,941,340, which represented less than 1% of the Fund’s Net Assets. See Note 4.

(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Senior Loan Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco Senior Loan Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Invesco Senior Loan Fund

I.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

J.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended May 31, 2016, there were transfers from Level 2 to Level 3 of $20,669,294, due to third party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $26,639,674, due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$693,482,977	$77,697,186	$771,180,163
Bonds & Notes	—	105,460,195	—	105,460,195
Structured Products	—	59,982,031	—	59,982,031
Equity Securities	7,139,635	18,086,122	9,347,833	34,573,590
	7,139,635	877,011,325	87,045,019	971,195,979
Forward Foreign Currency Contracts*	—	672,823	—	672,823
Total Investments	$7,139,635	$877,684,148	$87,045,019	$971,868,802

*   Unrealized appreciation.

Invesco Senior Loan Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2016:

	Beginning Balance, as of February 29, 2016	Purchases	Sales	Accrued discounts/ premiums	Net realized gain	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of May 31, 2016
Variable Rate Senior Loan Interests	$78,122,913	$6,695,658	$(10,440,197)	$184,859	$177,605	$2,131,351	$19,405,598	$(18,580,601)	$77,697,186
Bonds & Notes	5,584,923	—	—	3,440	—	74,693	—	(5,663,056)	0
Equity Securities	10,656,673	—	—	—	—	(176,519)	1,263,696	(2,396,017)	9,347,833
Total	$94,364,509	$6,695,658	$(10,440,197)	$188,299	$177,605	$2,029,525	$20,0669,294	$(26,639,674)	$87,045,019

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/15/2016	State Street Bank and Trust Co.	EUR	26,287,004	USD	29,988,073	$29,260,916	$727,157
06/15/2016	State Street Bank and Trust Co.	GBP	11,110,000	USD	16,031,199	16,092,404	(61,205)
06/15/2016	State Street Bank and Trust Co.	GBP	123,325	USD	181,236	178,631	2,605
06/15/2016	State Street Bank and Trust Co.	SEK	1,477,000	USD	181,424	177,158	4,266
Total Open Forward Foreign Currency Contracts—Currency Risk							$672,823

Currency Abbreviations:

EUR	— Euro	SEK	— Swedish Krona

GBP	— British Pound Sterling	USD	— U.S. Dollar

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended May 31, 2016.

	Value 02/29/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 05/31/2016	Dividend Income
Axia, Inc., Common Shares	$3,744,250	$—	$—	$197,090	$—	$3,941,340	$—
Cygnus Business Media, Common Shares	0	—	—	—	—	0	—
Total	$3,744,250	$—	$—	$197,090	$—	$3,941,340	$—

Invesco Senior Loan Fund

NOTE 5 — Unfunded Loan Commitments

As of May 31, 2016, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Arch Coal, Inc.	DIP Term Loan	$2,178,403	$2,162,065
David’s Bridal, Inc.	Asset-Based Revolver Loan	2,300,290	2,093,264
Delta Air Lines, Inc.	Revolver Loan	1,226,541	1,205,076
Equinox Holdings Inc.	Revolver Loan	1,112,475	1,001,228
Getty Images, Inc.	Revolver Loan	4,103,661	3,508,630
Hearthside Group Holdings, LLC	Revolver Loan	1,412,854	1,401,269
IAP Worldwide Services	Revolver Loan	1,500,767	1,470,752
Kenan Advantage Group, Inc.	Delayed Draw Term Loan 1	51,622	51,589
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	19,114	12,424
Post Holdings, Inc.	Revolver Loan	2,094,166	2,092,858
Scientific Games International, Inc.	Revolver Loan	1,640,462	1,476,416
Texas Competitive Electric Holdings Co. LLC	DIP Revolver Loan	8,934,473	8,934,473
		$26,574,828	$25,410,044

NOTE 6 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2016 was $153,790,317 and $161,245,862, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$30,633,705
Aggregate unrealized (depreciation) of investment securities	(102,568,928)
Net unrealized appreciation (depreciation) of investment securities	$(71,935,223)
Cost of investments for tax purposes is $1,043,131,202.

NOTE 7 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the three months ended May 31, 2016, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,103,661	$3,508,630
Citibank, N.A.	17,777,778	17,777,778
Goldman Sachs Lending Partners LLC	4,394,456	4,186,121
Total	$26,275,895	$25,472,529

Invesco Senior Loan Fund

Item 2.	Controls and Procedures.

(a)	As of May 25, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 25, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Loan Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.